SCHEDULE OF LEASE LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Lease liabilities - current	¥ 328	¥ 13,404	¥ 19,380
Lease liabilities – noncurrent	157	33,325
Total lease liabilities	¥ 485	¥ 46,729	¥ 19,380